Available for sale assets (Details)	12 Months Ended
Dec. 31, 2018 GBP (£)
Available for sale assets [Abstract]
Cash consideration	£ 27,451,000
Gain on disposal of available for sale assets	4,979,000
Available for sale reserve	£ 18,471,000